Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of Interest in Consolidated Companies (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 28, 2023
Disclosure Of Significant Accounting Policies [line items]
Interest held by entity, % of total shares	50.00%
Interest held by entity, % of total votes	50.00%
Share capital	$ 612,710	$ 612,710		$ 327,849
Parent
Disclosure Of Significant Accounting Policies [line items]
Share capital				176,682
Banco Bilbao Vizcaya Argentaria, S.A
Disclosure Of Significant Accounting Policies [line items]
Share capital				151,167
Previously stated
Disclosure Of Significant Accounting Policies [line items]
Share capital				120,000
Previously stated | Parent
Disclosure Of Significant Accounting Policies [line items]
Share capital				64,667
Previously stated | Banco Bilbao Vizcaya Argentaria, S.A
Disclosure Of Significant Accounting Policies [line items]
Share capital				$ 55,333
Volkswagen Financial Services Cía. Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Number of shares (in shares)	897,000,000	897,000,000	897,000,000
Interest held by entity, % of total shares	51.00%	51.00%	51.00%
Interest held by entity, % of total votes	51.00%	51.00%	51.00%
Non-controlling interests, % of total shares	49.00%	49.00%	49.00%
Non-controlling interests, % of total votes	49.00%	49.00%	49.00%
PSA Finance Argentina Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Number of shares (in shares)	52,178	52,178	52,178
Interest held by entity, % of total shares	50.00%	50.00%	50.00%
Interest held by entity, % of total votes	50.00%	50.00%	50.00%
Non-controlling interests, % of total shares	50.00%	50.00%	50.00%
Non-controlling interests, % of total votes	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings)
Disclosure Of Significant Accounting Policies [line items]
Number of shares (in shares)	235,738,503	235,738,503	235,738,503
Interest held by entity, % of total shares	53.89%	53.89%	53.89%
Interest held by entity, % of total votes	53.89%	53.89%	53.89%
Non-controlling interests, % of total shares	46.11%	46.11%	46.11%
Non-controlling interests, % of total votes	46.11%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión
Disclosure Of Significant Accounting Policies [line items]
Number of shares (in shares)	242,524	242,524	242,524
Interest held by entity, % of total shares	100.00%	100.00%	100.00%
Interest held by entity, % of total votes	100.00%	100.00%	100.00%
Non-controlling interests, % of total shares	0.00%	0.00%	0.00%
Non-controlling interests, % of total votes	0.00%	0.00%	0.00%